Intangible Assets	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 9 — INTANGIBLE ASSETS

Intangible assets primarily consist of the valuation of identifiable intangible assets acquired, representing trade names, regulatory licenses, and technology. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets.

At June 30, 2023 and September 30, 2022, intangible assets consisted of the following:

	Useful Life	June 30, 2023	September 30, 2022
Trade names	3 Years	$784,246	$784,246
Regulatory licenses	3 Years	181,342	138,751
Technology	5 Years	10,300,774	10,300,774
Software	3 Years	11,237	11,237
		11,277,599	11,235,008
Less: accumulated amortization		(4,938,578)	(3,159,903)
		$6,339,021	$8,075,105

For the three months ended June 30, 2023 and 2022, amortization expense amounted to $592,892 and $592,892, respectively, of which, $526,602 and $526,601 was included in cost of revenue — financial services, and $66,290 and $66,291 was included in operating expenses, respectively.

For the nine months ended June 30, 2023 and 2022, amortization expense amounted to $1,778,675 and $2,097,726, respectively, of which, $1,579,804 and $1,899,791 was included in cost of revenue — financial services, and $198,871 and $197,935 was included in operating expenses, respectively.

Amortization of intangible assets attributable to future periods is as follows:

For the Twelve-month Period Ending June 30:	Amortization amount
2024	$2,360,124
2025	2,076,224
2026	1,902,673
2027 and thereafter	—
$6,339,021

NOTE 8 — INTANGIBLE ASSETS

Intangible assets primarily consist of the valuation of identifiable intangible assets acquired, representing trade names, regulatory licenses, and technology. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets.

At September 30, 2022 and 2021, intangible assets consisted of the following:

	Useful Life	September 30, 2022	September 30, 2021
Trade names	3 Years	$784,246	$784,246
Regulatory licenses	3 Years	138,751	138,751
Technology	5 Years	10,300,774	10,300,774
Software	3 Years	11,237	—
		11,235,008	11,223,771
Less: accumulated amortization		(3,159,903)	(469,286)
		$8,075,105	$10,754,485

For the years ended September 30, 2022 and 2021, amortization expense amounted to $2,690,617 and $469,286, respectively, of which, $2,426,393 and $469,286 was included in cost of revenue — financial services, and $264,224 and $0 was included in operating expenses, respectively. Amortization of intangible assets attributable to future periods is as follows:

For the year ending September 30:	Amortization amount
2023	$2,371,566
2024	2,269,011
2025	2,061,091
2026	1,373,437
2027 and thereafter	—
$8,075,105